JPMorgan SmartRetirement Blend 2045 Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement Blend 2045 Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,430
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,043
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	321
Expense Example, with Redemption, 10 Years	744
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	239
Expense Example, with Redemption, 10 Years	561
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	96
Expense Example, with Redemption, 5 Years	183
Expense Example, with Redemption, 10 Years	$ 437